UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21778

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    ________


                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.


Quarterly Report (unaudited)

December 31, 2008

                     Robeco-Sage Multi-Strategy Fund, L.L.C.

                       Schedule of Investments (unaudited)

                                December 31, 2008

                                                                                                       %* OF
                                                                                                      MEMBERS'
PORTFOLIO FUND                                                        COST             VALUE          CAPITAL         LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund, L.P.                                            $ 3,231,621      $ 2,768,235          3.40%      Quarterly
Apis Capital L.P.                                                       3,100,000        2,589,791          3.18%      Quarterly
Cantillon World, L.P.                                                   2,000,000        2,062,618          2.54%      Quarterly
Clovis Capital Partners Institutional, L.P.                             2,800,000        2,529,828          3.11%      Quarterly
Cobalt Partners L.P.                                                    4,000,000        3,497,405          4.30%    Semi-Annually
Coeus Capital, L.P.                                                     2,250,000        1,875,520          2.30%      Quarterly
Criterion Institutional Partners, L.P.                                  2,850,000        2,979,212          3.66%      Quarterly
Dirigo, LLC                                                             1,500,000        1,509,934          1.86%      Quarterly
Elm Ridge Capital Partners, L.P.                                        2,505,126        2,393,636          2.94%      Quarterly
Highline Capital Partners QP, L.P.                                      3,850,000        3,924,711          4.82%      Quarterly
Ivory Flagship Fund, L.P.                                               2,800,000        2,830,367          3.48%      Quarterly
PFM Diversified Fund, L.P.                                              3,800,000        3,565,746          4.38%      Quarterly
Tracer Capital Partners (QP), L.P.                                      1,119,256          827,572          1.02%      Quarterly
U Capital Partners, L.P.                                                2,150,000        1,833,961          2.25%      Quarterly
                                                               ---------------------------------------------------
           TOTAL LONG/SHORT EQUITY                                     37,956,003       35,188,536         43.24%
                                                               ---------------------------------------------------

EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.                             3,450,000        3,373,854          4.15%      Quarterly
Elliot Associates, L.P.                                                 3,000,000        2,727,211          3.35%    Semi-Annually
Eton Park Fund, L.P.                                                    3,619,540        4,262,674          5.24%     Bi-Annually
Fir Tree Value Fund II, L.P.                                            2,450,000        1,992,430          2.45%      Quarterly
Magnetar Capital Fund, L.P.                                             2,300,000        1,846,481          2.27%   Semi-Annually***
Montrica Global Opportunities Fund, L.P.                                2,549,195        1,954,991          2.40%       Annually
Octavian Global Fund, L.P.                                              2,300,000        1,756,270          2.16%      Quarterly
Silver Point Capital Fund, L.P.                                         3,500,000        2,507,979          3.08%       Annually
Taconic Opportunity Fund, L.P.                                          3,700,000        3,080,773          3.78%      Quarterly
                                                               ---------------------------------------------------
           TOTAL EVENT DRIVEN                                          26,868,735       23,502,663         28.88%
                                                               ---------------------------------------------------


                     Robeco-Sage Multi-Strategy Fund, L.L.C.

                                December 31, 2008

                                                                                                       %* OF
                                                                                                      MEMBERS'
PORTFOLIO FUND                                                        COST             VALUE          CAPITAL         LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
MACRO:
Brevan Howard Emerging Markets Strategies Fund                        $ 2,450,000      $ 2,586,409          3.18%       Monthly
Fortress Commodities Fund, L.P.                                         2,800,000        2,872,523          3.53%      Quarterly
QFS Global Macro Hedge Fund, LLC                                        1,650,000        2,164,881          2.66%       Monthly
Wexford Spectrum Fund I, L.P.                                           2,650,000        2,350,523          2.89%      Quarterly
                                                               ---------------------------------------------------
           TOTAL MACRO                                                  9,550,000        9,974,336         12.26%
                                                               ---------------------------------------------------
DISTRESSED:
Anchorage Capital Partners, L.P.                                        3,050,000        3,014,075          3.70%      Bi-Annually
Matlin Patterson Distressed Opportunities Fund, L.P.                    2,500,000        1,753,265          2.16%    Semi-Annually
Redwood Domestic Fund, L.P.                                             3,000,000        1,912,719          2.35%     Bi-Annually
Wexford Credit Opportunities Fund, L.P.                                 2,850,000        2,735,955          3.36%      Quarterly
                                                               ---------------------------------------------------
           TOTAL DISTRESSED                                            11,400,000        9,416,014         11.57%
                                                               ---------------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.                 2,500,000        2,274,613          2.80%       Monthly
Citadel Wellington Partners, LLC                                        4,000,000        2,172,503          2.67%     Quarterly***
Sandleman Partners Multi-Strategy Fund, L.P.                            2,238,217        1,205,176          1.48%      Quarterly+
                                                               ---------------------------------------------------
           TOTAL MULTI-STRATEGY RELATIVE VALUE                          8,738,217        5,652,292          6.95%
                                                               ---------------------------------------------------
STRUCTURED CREDIT:
Cerberus Partners, L.P.                                                 3,500,000        2,677,347          3.29%   Semi-Annually***
Dune Capital, L.P.                                                        759,198          591,798          0.73%    Semi-Annually+
Petra Offshore Fund, L.P.                                               1,750,000          299,346          0.37%      Quarterly
Sorin Fund, L.P.                                                        1,900,000        1,221,786          1.50%      Quarterly
                                                               ---------------------------------------------------
           TOTAL STRUCTURED CREDIT                                      7,909,198        4,790,277          5.89%
                                                               ---------------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short, LLC              3,100,000        4,021,690          4.94%       Monthly
                                                               ---------------------------------------------------
CREDIT:
Latigo Fund, L.P.                                                         425,635          348,389          0.42%   Quarterly***++
                                                               ---------------------------------------------------

                     Robeco-Sage Multi-Strategy Fund, L.L.C.

                                December 31, 2008

                                                                                                       %* OF
                                                                                                      MEMBERS'
Portfolio Fund                                                        COST             VALUE          CAPITAL         LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Relative Value:
The Drake Absolute Return Fund, L.P.                                $     497,312     $    312,360          0.38%      Quarterly+
                                                               ---------------------------------------------------
           TOTAL PORTFOLIO FUNDS                                    $ 106,445,100     $ 93,206,557        114.53%
                                                               ===================================================

  * Percentages are based on Members' Capital at the end of period of $81,379,577.
 ** Liquidity terms shown apply after lock-up provisions.
*** Portfolio Fund restricted redemptions on December 31, 2008.
  + Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.
 ++ A portion of the Fund's investment includes a separate interest in a special purpose vehicle that is in the process of liquidating its holdings.

At December 31, 2008, the aggregate cost of investments for tax purposes was $106,445,100. Net unrealized depreciation on investments for tax purposes was $(13,238,543) consisting of $2,595,478 of gross unrealized appreciation and $(15,834,021) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 114.53% of Members' Capital have been fair valued.

Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Fund's financial statement periods beginning after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

    o Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

    o Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

    o Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                December 31, 2008

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at December 31, 2008:

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

                                              LEVEL 1      LEVEL 2       LEVEL 3         TOTAL
                                            --------------------------------------------------------
Investments in Portfolio Funds                $   --       $   --     $93,206,557     $93,206,557


The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                           INVESTMENTS IN
                                                          PORTFOLIO FUNDS
                                                         ------------------
BALANCE AS OF 3/31/08                                        $ 107,334,018
Accrued discounts/premiums                                               -
Realized gain/(loss)                                            (4,153,098)
Change in unrealized appreciation/(depreciation)               (16,065,805)
Net purchase/(sales)                                             6,091,442
Net transfers in/and or out of Level 3                                   -
                                                         ------------------
BALANCE AS OF 12/31/08                                       $  93,206,557
                                                         ==================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Robeco-Sage Multi-Strategy Fund, L.L.C.


By (Signature and Title)*           /s/ Timothy J. Stewart
                                    -----------------------
                                    Timothy J. Stewart
                                    Chief Executive Officer

Date: February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Timothy J. Stewart
                                    -----------------------
                                    Timothy J. Stewart
                                    Chief Executive Officer

Date: February 27, 2009


By (Signature and Title)*           /S/ Matthew J. Davis
                                    -----------------------
                                    Matthew J. Davis
                                    Chief Financial Officer

Date: February 27, 2009

* Print the name and title of each signing officer under his or her signature.